Shareholder Report, Line Graph (Details) 9057867_Franklin New York Municipal Income ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Franklin New York Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin New York Municipal Income ETF (NAV)
Accumulated Value	$ 12,371	$ 11,553	$ 11,067	$ 12,333	$ 11,930	$ 11,517	$ 10,590	$ 10,550	$ 10,045	$ 10,000	$ 12,499
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,360	$ 11,779	$ 11,295	$ 12,364	$ 12,125	$ 11,559	$ 10,654	$ 10,535	$ 9,978	$ 10,000	$ 12,686